Business Combinations	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Business Combinations [Abstract]
Business Combinations

Note 6. Business Combinations

Visible Equity, LLC

On July 8, 2019, the Company acquired all outstanding membership interests of Visible Equity, LLC (“Visible Equity”) which provides financial analytics, portfolio management and compliance solutions to banks and credit unions. The Company acquired Visible Equity for its product offerings and the domain expertise of its employees. Visible Equity is headquartered in Salt Lake City, Utah.

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to members	$49,428
Voting common stock issued (1,438,805 shares)	23,812

Total consideration	$73,240

The transaction was accounted for using the acquisition method and, as a result, assets acquired and liabilities assumed were recorded at their estimated fair values at the acquisition date. Any excess consideration over the fair value of the assets acquired and liabilities assumed was recognized as goodwill. The measurement period ended one year from the acquisition date.

Finsuite Pty Ltd

On October 18, 2019, the Company, through its wholly-owned subsidiary, nCino APAC Pty Ltd, acquired all of the outstanding shares of FinSuite Pty Ltd (“FinSuite”). The Company acquired FinSuite to enhance the Company’s data recognition capabilities, including of complex, unstructured data. FinSuite is headquartered in Melbourne, Australia.

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to shareholders	$3,928
Cash consideration to settle debt	137
Voting common stock issued (63,967 shares)	1,392
Contingent consideration—cash payment	197
Contingent consideration—voting common stock	5,857

Total consideration	$11,511

The transaction was accounted for using the acquisition method and, as a result, assets acquired and liabilities assumed were recorded at their estimated fair values at the acquisition date. Any excess consideration over the fair value of the assets acquired and liabilities assumed was recognized as goodwill. The measurement period will end one year from the acquisition date.

Contingent consideration includes two tranches of earn-out arrangements based upon the attainment of post-acquisition product development milestones. The first tranche includes an earn-out opportunity of $0.1 million of cash and the issuance of 142,846 shares of voting common stock (together, the “Initial Tranche Earn-Out”). The Initial Tranche Earn-Out is conditioned upon the development of a stated product in accordance with mutually agreed upon functional requirements within a certain period from the date of acquisition. The second tranche includes an earn-out opportunity of $0.1 million of cash and the issuance of 142,846 shares of voting common stock (together, the “Final Tranche Earn-Out”). The Final Tranche Earn-Out is conditioned upon a customer’s use of the stated product in a production environment according to the mutually agreed upon functional requirements within a certain period from the date of acquisition. The Final Tranche Earn-Out is not conditioned upon the achievement of the Initial Tranche Earn-Out.

The cash portion of the contingent consideration of $0.2 million is included in other long-term liabilities and other accrued expenses in the accompanying unaudited condensed consolidated balance sheet as of January 31, 2020 and July 31, 2020, respectively. The share portion of the contingent consideration was recorded as of the acquisition date and is reflected as a component of stockholders’ equity in the accompanying unaudited condensed consolidated balance sheet as of January 31, 2020 and July 31, 2020.

Note 7. Business Combinations

Visible Equity, LLC

On July 8, 2019, the Company acquired all outstanding membership interests of Visible Equity, LLC (“Visible Equity”) which provides financial analytics, portfolio management and compliance solutions to banks and credit unions. The Company acquired Visible Equity for its product offerings and the domain expertise of its employees. Visible Equity is headquartered in Salt Lake City, Utah. The Company has included the financial results of Visible Equity in the consolidated statements of operations from the date of acquisition. The transaction costs associated with the acquisition were approximately $0.8 million and were primarily recorded in general and administrative expenses.

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to members	$49,428
Voting common stock issued (1,438,805 shares)	23,812

Total consideration	$73,240

The fair value of the Company’s voting common stock was determined by management to be $16.55 per share with the assistance of a third-party valuation specialist.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash and cash equivalents	$1,209
Accounts receivable	1,177
Other current and noncurrent assets	574
Intangible assets	25,500
Goodwill	46,584
Accounts payable, accrued expenses and other liabilities, current and noncurrent	(1,804)

Net assets acquired	$73,240

The transaction was accounted for using the acquisition method and as a result, assets acquired and liabilities assumed were recorded at their estimated fair values at the acquisition date. Any excess consideration over the fair value of the assets acquired and liabilities assumed was recognized as goodwill.

The following table sets forth the components of identifiable intangible assets and their estimated useful lives over which the acquired intangible assets will be amortized on a straight-line basis, as this approximates the pattern in which economic benefits of the assets are consumed as of the date of acquisition:

	Fair Value	Useful Life
Developed technology	$3,800	4 years
Customer relationships	21,600	13 years
Trademarks	100	< 1 year

Total intangible assets subject to amortization	$25,500

Developed technology represents the fair value of Visible Equity’s technology. Customer relationships represent the fair value of the underlying relationships with Visible Equity’s customers. Trademarks represent the fair value of Visible Equity’s company name.

Goodwill is mainly attributable to synergies expected from the acquisition and assembled workforce and is expected to be deductible for tax purposes.

The results of operations of Visible Equity since the acquisition are included in our consolidated statements of operations for the year ended January 31, 2020. The revenues and results of operations attributable to Visible Equity for the period from the date of acquisition, July 8, 2019 through January 31, 2020 were $5.6 million and a $1.7 million loss, respectively.

Finsuite Pty Ltd

On October 18, 2019, the Company, through its wholly-owned subsidiary, nCino APAC Pty Ltd, acquired all of the outstanding shares of FinSuite Pty Ltd (“FinSuite”). The Company acquired FinSuite to enhance the Company’s data recognition capabilities, including complex, unstructured data. FinSuite is headquartered in Melbourne, Australia. The Company has included the financial results of FinSuite in the consolidated statement of operations from the date of acquisition. The transaction costs associated with the acquisition were approximately $0.3 million and are included in general and administrative expenses in the consolidated statement of operations for the fiscal year ended January 31, 2020.

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to shareholders	$3,928
Cash consideration to settle debt	137
Voting common stock issued (63,967 shares)	1,392
Contingent consideration – cash payment	197
Contingent consideration – voting common stock	5,857

Total consideration	$11,511

The fair value of the Company’s voting common stock was determined by management to be $21.75 per share based upon the transaction price of the Company’s capital raise in September 2019, which is indicative of an observable price in the Company’s principal market at the time of acquisition.

Contingent consideration includes two tranches of earn-out arrangements based upon the attainment of post-acquisition product development milestones. The first tranche includes an earn-out opportunity of $0.1 million of cash and the issuance of 142,846 shares of voting common stock (together, the “Initial Tranche Earn-Out”). The Initial Tranche Earn-Out is conditioned upon the development of a stated product in accordance with mutually agreed upon functional requirements within a certain period from the date of acquisition. The second tranche includes an earn-out opportunity of $0.1 million of cash and the issuance of 142,846 shares voting common stock (together, the “Final Tranche Earn-Out”). The Final Tranche Earn-Out is conditioned upon a customer’s use of the stated product in a production environment according to the mutually agreed upon functional requirements within a certain period from the date of acquisition. The Final Tranche Earn-Out is not conditioned upon the achievement of the Initial Tranche Earn-Out.

The fair value of the contingent consideration at the date of acquisition, approximately $6.0 million, was determined based upon a probability-weighted discounted cash flow model. The cash portion of the contingent consideration, $0.2 million, was recorded as of the acquisition date and is included in other long-term liabilities in the accompanying consolidated balance sheet as of January 31, 2020. The share portion of the contingent consideration was recorded as of the acquisition date and is reflected as a component of stockholders’ equity in the accompanying consolidated balance sheet as of January 31, 2020.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash and cash equivalents	$17
Accounts receivable	78
Other current and noncurrent assets	301
Intangible assets	2,376
Goodwill	9,405
Accounts payable, accrued expenses and other liabilities, current and noncurrent	(666)

Net assets acquired	$11,511

The transaction was accounted for using the acquisition method and as a result, assets acquired and liabilities assumed were recorded at their estimated fair values at the acquisition date. Any excess consideration over the fair value of the assets acquired and liabilities assumed was recognized as goodwill.

The following table sets forth the components of identifiable intangible assets and their estimated useful lives over which the acquired intangible assets will be amortized on a straight-line basis, as this approximates the pattern in which economic benefits of the assets are consumed as of the date of acquisition:

	Fair Value	Useful Life
Developed technology	$2,244	4 years
Customer relationships	107	13 years
Trademarks	25	< 1 year

Total intangible assets subject to amortization	$2,376

Developed technology represents the fair value of FinSuite’s technology. Customer relationships represent the fair value of the underlying relationships with FinSuite’s customers. Trademarks represent the fair value of FinSuite’s company name.

Goodwill is mainly attributable to synergies expected from the acquisition and assembled workforce and is not expected to be deductible for tax purposes.

The results of operations of FinSuite since the acquisition are included in the Company’s consolidated statements of operations for the year ended January 31, 2020. The revenues and results of operations attributable to FinSuite for the period from the date of acquisition, October 18, 2019 through January 31, 2020 were $0.8 million and $0.3 million income, respectively.

The pro forma statements of operations for the years ended January 31, 2019 and January 31, 2020, shown in the table below, give effect to the Visible Equity and FinSuite acquisitions, described above, as if they had occurred on February 1, 2018. These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Visible Equity and FinSuite to reflect the intangible amortization, stock-based compensation, and related items, and the adjustments to acquired deferred revenue that would have occurred assuming the fair value adjustments had been applied and incurred since February 1, 2018. This pro forma data is presented for informational purposes only and is not indicative of future results of operations. The table below shows the pro forma statements of operations for the respective years ending January 31:

	(Unaudited) January 31,
	2019	2020
Revenues	$102,244	$142,958
Net loss attributable to nCino, Inc.	(24,954)	(27,647)